Discontinued Operation - Schedule of Sale of Subsidiary (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Sale of Subsidiary [Line Items]
Reclassification of foreign currency translation reserve	$ 547,224	$ (719,817)
Loss on sale	(7,171)	$ (183,254)	[1]
Discontinued Operations [Member]
Schedule of Sale of Subsidiary [Line Items]
Cash	50,085
Total disposal consideration	50,085
Carrying amount of net assets sold	(2,799)
Gain on sale before income tax and reclassification of foreign currency translation reserve	47,286
Reclassification of foreign currency translation reserve	(54,457)
Loss on sale	$ (7,171)

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia Security System Co., Ltd (“Beijing Wanjia”) (Note 4) for the six months ended June 30, 2025.